SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount due to related parties		$ 499,993		$ 388,839
Repayment to related parties			$ 176,549
Cash advance from related parties		$ 111,059	66,583
Junze Zhang [Member]
Related Party Transaction [Line Items]
Related party description		Shareholder and director of the Company		Shareholder and director of the Company
Amount due to related parties		$ 484,510		$ 388,839
Repayment to related parties			170,593
Cash advance from related parties		$ 95,608	60,627
Qing Zuo [Member]
Related Party Transaction [Line Items]
Related party description		Chairman of the Board of ZDSE since December 20, 2018		Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties		$ 15,483
Cash advance from related parties		15,451
Mengling Zhang [Member]
Related Party Transaction [Line Items]
Repayment to related parties	[1]		5,956
Cash advance from related parties	[1]		$ 5,956

[1]	Amounts advanced by and repaid to Mengling Zhang are included in the Unaudited Consolidated Statements of Cash Flows under Cash Flows from Operating Activities as they related to operating, and not financing, activities.